DISCONTINUED OPERATIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Discontinued Operations and Disposal Groups [Abstract]
SCHEDULE OF DISCONTINUED OPERATIONS

Summary reconciliation of Discontinued Operations	September 30, 2024 (unaudited)	September 30, 2023 (unaudited)
Revenues	$74,939	$931,839
Cost of sales	48,840	576,217
Gross profit	26,099	355,622

Operating expenses
Selling, general, administrative expenses	31,161	200,945
Marketing and e-commerce expenses	62,528	778,723
Royalty expenses	(55,194)	931,959
Total operating expenses	38,495	1,911,627

Operating income (loss)	(12,396)	(1,556,005)

Interest expense	7,059	456
Gain on transfer of licensing rights	(1,882,469)	-
Gain on settlement of debt	(60,323)	(3,500)
Other (income) expense	(14,671)	21,143
Total other (income) expense	(1,950,404)	18,099

Net income (loss)	$1,938,008	$(1,574,104)
Less: net income (loss) attributable to non-controlling interest	229,073	(185,556)
Net income (loss) attributable to MGO stockholders	$1,708,935	$(1,388,548)

The following table presents a reconciliation of the carrying amounts of major classes of assets and liabilities of the Company classified as discontinued operations as of September 30, 2024 and December 31, 2023:

	September 30, 2024 (unaudited)	December 31, 2023
Current assets
Cash	$2,176	$98,466
Accounts receivable	95	39,121
Inventories	-	117,531
Other current assets	7,864	7,864
Prepaid expenses	-	4,721
Total current assets	10,135	267,703
Current liabilities
Accounts payable	-	115,333
Accrued liabilities	1,529	264,534
Total current liabilities	1,529	379,867

Summary reconciliation of Discontinued Operations	December 31, 2023	December 31, 2022
Revenues	$1,690,949	$1,048,014
Cost of sales	1,044,048	419,573
Gross profit	646,901	628,441

Operating expenses
Selling, general, administrative expenses	250,899	1,336,176
Marketing and e-commerce expenses	988,399	515,673
Royalty expenses	1,269,556	1,273,105
Total operating expenses	2,508,854	3,125,451

Operating income (loss)	(1,861,953)	(2,497,513)

Interest expense	456	13,181
Gain on settlement of debt	(3,500)	-
Other expense	27,930	2,161
Total other expense	24,886	15,342

Net income (loss)	$(1,886,839)	$(2,512,855)
Less: net income (loss) attributable to non-controlling interest	(227,061)	(294,411)
Net income (loss) attributable to MGO stockholders	$(1,659,778)	$(2,217,444)

The following table presents a reconciliation of the carrying amounts of major classes of assets and liabilities of the Company classified as discontinued operations as of December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022
Current assets
Cash	$98,466	$81,677
Accounts receivable	39,121	101,837
Inventories	117,531	69,546
Other current assets	7,864	7,864
Prepaid royalties		147,769
Prepaid expenses	4,721	-
Total current assets	267,703	408,693
Current liabilities
Accounts payable	115,333	684,466
Accrued liabilities	264,534	802,251
Current portion of loan payable	-	138,840
Total current liabilities	379,867	1,625,557